Sigificant Accounting Policies (Details) - Schedule of assets and liabilities measured at fair value - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets:
Marketable securities, available-for-sale	$ 1,989,823	$ 4,532,296
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Marketable securities, available-for-sale	1,989,823	4,532,296
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable securities, available-for-sale
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable securities, available-for-sale